Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	$ 1,499
Property, plant and equipment, ending balance	1,527,260	$ 1,499
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	3,854
Additions	1,673,056	3,854
Property, plant and equipment, ending balance	1,680,764	3,854
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	(2,355)	(1,071)
Property, plant and equipment, ending balance	(149,650)	(2,355)
Depreciation for the year	(147,295)	(1,284)
Carrying Amounts
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	1,499
Property, plant and equipment, ending balance	1,527,260	1,499
Right-of-Use Assets
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, ending balance	1,113,445
Right-of-Use Assets | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Additions	1,229,376
Property, plant and equipment, ending balance	1,229,376
Right-of-Use Assets | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, ending balance	(115,931)
Depreciation for the year	(115,931)
Right-of-Use Assets | Carrying Amounts
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, ending balance	1,113,445
Office Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	3,854
Additions	28,918	3,854
Property, plant and equipment, ending balance	32,772	3,854
Office Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	(2,355)	(1,071)
Property, plant and equipment, ending balance	(6,670)	(2,355)
Depreciation for the year	(4,315)	(1,284)
Office Equipment | Carrying Amounts
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	1,499
Property, plant and equipment, ending balance	26,102	$ 1,499
Fixtures and Fittings | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Additions	258,360
Property, plant and equipment, ending balance	258,360
Fixtures and Fittings | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, ending balance	(3,589)
Depreciation for the year	(3,589)
Fixtures and Fittings | Carrying Amounts
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, ending balance	254,771
Motor Vehicles | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Additions	156,402
Property, plant and equipment, ending balance	156,402
Motor Vehicles | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, ending balance	(23,460)
Depreciation for the year	(23,460)
Motor Vehicles | Carrying Amounts
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, ending balance	$ 132,942